INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Ownership Interest and Book Value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Book value	$ 2,465	$ 7,711
Cfc Sk El Dorado Latam Management Company Ltd.
Disclosure of joint ventures [line items]
Ownership interest	50.00%	50.00%
Book value	$ 1,911	$ 6,764
Cfc Sk El Dorado Latam Capital Partners, Ltd.
Disclosure of joint ventures [line items]
Ownership interest	50.00%	50.00%
Book value	$ 356	$ 549
Cfc Sk El Dorado Latam Advisory Company S.A.S.
Disclosure of joint ventures [line items]
Ownership interest	50.00%	50.00%
Book value	$ 198	$ 398
Concesionaria Ruta Del Sol S.A.S. [Member]
Disclosure of joint ventures [line items]
Ownership interest	33.00%	33.00%
Investment provisioned (as a percent)		100.00%
Investment provisioned		$ 111,783